Retirement Plans - Additional Information (Detail) (Safe Harbor Plan [Member], USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Jan. 01, 2010	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Safe Harbor Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution, percent of match	4.00%
Defined contribution plan, employer matching contribution		$ 163	$ 145	$ 165